Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-12-31	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2025
Restatement does not require Recovery
As further described in the Company’s Form 10-K for the year ended December 31, 2025, in connection with the preparation of the Company’s consolidated financial statements for the year ended December 31, 2025, management identified errors relating to the recognition of due-premium receivables and related premium revenue within the Company’s group whole life and group accident and health business. Management concluded that the errors were not material, individually or in the aggregate, to the Company’s previously issued consolidated financial statements as of and for the year ended December 31, 2024. Management further concluded that correcting the cumulative errors entirely in the consolidated statement of operations for the year ended December 31, 2025 would result in a material misstatement of the Company’s 2025 results of operations. Accordingly, the Company has revised the 2024 financial information presented in the Form 10-K for the year ended December 31, 2025 to reflect the correction of the errors in the appropriate prior periods.
Because none of the compensation received by the Company’s executive officers during the applicable recovery period was based on the attainment of a financial reporting measure, the Company concluded that no recovery of Incentive-Based Compensation was required under the Clawback Policy as a result of the accounting restatement.